Fair Value Measurements (Tables)	12 Months Ended
Jan. 31, 2017
Fair Value Disclosures [Abstract]
Notional amounts and fair values of derivatives
As of January 31, 2017 and 2016, the notional amounts and fair values of these derivatives were as follows:

	January 31, 2017		January 31, 2016
(Amounts in millions)	Notional Amount	Fair Value	Notional Amount	Fair Value
Receive fixed-rate, pay variable-rate interest rate swaps designated as fair value hedges	$5,000	$(4)	$5,000	$173
Receive fixed-rate, pay fixed-rate cross-currency swaps designated as net investment hedges	2,250	471	1,250	319
Receive fixed-rate, pay fixed-rate cross-currency swaps designated as cash flow hedges	3,957	(618)	4,132	(609)
Total	$11,207	$(151)	$10,382	$(117)

Carrying value and fair value of long-term debt
The carrying value and fair value of the Company's long-term debt as of January 31, 2017 and 2016, are as follows:

	January 31, 2017		January 31, 2016
(Amounts in millions)	Carrying Value	Fair Value	Carrying Value	Fair Value
Long-term debt, including amounts due within one year	$38,271	$44,602	$40,959	$46,965